CURRENT EXPECTED CREDIT LOSSES, Risk Rating by Year of Origination (FY) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Risk Rating by Year of Origination [Abstract]
2020	$ 5,175,386	$ 35,185,294
Total	42,393,791	35,185,294
Very Low Risk [Member]
Risk Rating by Year of Origination [Abstract]
2020	0	0
Total	0	0
Low Risk [Member]
Risk Rating by Year of Origination [Abstract]
2020	0	9,816,327
Total	0	9,816,327
Medium Risk [Member]
Risk Rating by Year of Origination [Abstract]
2020	5,175,386	22,020,704
Total	39,152,936	22,020,704
High Risk/ Potential for Loss [Member]
Risk Rating by Year of Origination [Abstract]
2020	0	3,348,263
Total	3,240,855	3,348,263
Impaired/Loss Likely [Member]
Risk Rating by Year of Origination [Abstract]
2020	0	0
Total	$ 0	$ 0